UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010





[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH AND TAX STRATEGY FUND
       NOVEMBER 30, 2010

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FUND OBJECTIVE

CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Invests at least a majority in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        37

    Financial Statements                                                     40

    Notes to Financial Statements                                            43

EXPENSE EXAMPLE                                                              54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

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NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA GROWTH AND TAX STRATEGY FUND
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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company           Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                          MICHAEL LIAO, CFA
                                                  CHRISTOPHER A. FRONK, CFA, CPA
    Tax-Exempt Bonds and Money
       Market Instruments                         Blue Chip Stocks

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o   HOW DID USAA GROWTH & TAX STRATEGY FUND (THE FUND SHARES) PERFORM DURING THE
    REPORTING PERIOD?

    For the six-month period ended November 30, 2010, the Fund had a total return of 4.46%. This compares to returns of 9.50% for the S&P 500 Index (the Index), 1.11% for the Barclays Capital Municipal Bond Index, and 4.65% for the Composite Index.

    As of November 30, 2010, the Fund had a 12-month dividend yield of 2.95%, compared to 2.20% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

o   HOW DID THE FUND'S STRUCTURE AFFECT ITS PERFORMANCE RESULTS?

    At period end, the Fund kept more than 50% of assets in municipal bonds and passes through the tax-free income from those bonds to shareholders. USAA Investment Management Company manages the Fund's fixed-income portfolio. The remainder of the Fund is invested in an equity portfolio managed by Northern Trust

    Refer to page 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA GROWTH AND TAX STRATEGY FUND
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    Investments, Inc. (NTI), which uses a tax-managed index strategy that seeks to track the return of the Index and at the same time minimize capital gains distributions.

    As a result of this unique structure, the Fund has a lower weighting in equities than the other funds in the Lipper peer group. While this typically is positive during periods in which the stock market is weak, it tends to hold back our relative performance when stocks gain as much as they did during the past six months.

o   HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

    Although a favorable investment environment characterized the majority of the reporting period, municipal bonds finished with only a slightly positive return due to their dramatic November 2010 sell-off.

    From June through October of 2010, municipal bonds delivered steady gains thanks to falling U.S. Treasury yields and the impact of Build America Bond
    (BAB) Program. This initiative provides a federal rebate to municipalities that issue taxable debt rather than traditional tax-free bonds. The result is that as of November 30, 2010, over 25% of the year's municipal debt was issued under the BAB program, most of it in the 15- to 30-year maturity range. With no corresponding reduction in demand to offset the decrease in supply, the prices of long-term municipal bonds rose steadily through the summer and fall.

    This positive market environment quickly changed this past November. The transformation of the political environment raised the prospect that the BAB program may sunset at the end of 2010. In addition, the likelihood of higher marginal income tax rates beginning in 2011 faded, reducing the perceived value of tax-free investments. These developments came at a time when a heavy inflow of new issuance supply was hitting the market, further tilting the supply-and-demand equation in an unfavorable direction.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   WHAT WAS THE MARKET'S REACTION TO THESE EVENTS?

    The market reacted by demanding higher yields. While it is unknown whether the BABs program will be extended, it is important to keep in mind that it did not affect the way we manage the Fund. We continued to rely on the expertise of our skilled team of research analysts to help identify opportunities in the market. We will closely monitor developments out of Washington to assess their likely impact on the market.

o THE PROBLEMS WITH STATE AND MUNICIPAL FINANCES HAVE RECEIVED A GREAT DEAL OF COVERAGE IN THE MEDIA. DO YOU SEE THIS AS A MAJOR ISSUE?

    While state and local government budgets are under stress, we think the effects of budget gaps on debt servicing have been exaggerated in the media. First, most issuers have a requirement to balance their budgets, and most have broad powers to both raise revenues and cut expenditures. We think this issue deals more with the political will to make difficult decisions, rather than the economic ability to solve budget problems. In addition, the gradual improvement in the economy has led to a stabilization, and in some cases an upturn, in government revenues. Certainly, there are issuers that have deferred or delayed taking necessary actions to close budget gaps, but the vast majority have demonstrated a prudent approach to fiscal management throughout the economic downturn.

    Another key point is that state and local governments have a very long -- and strong -- history of debt repayment. Based on ten-year cumulative default rates (covering the period from 1970-2009), Moody's Investor Service found that investment-grade rated municipals experienced a default rate of just 0.06%, versus 2.50% for corporate bonds. The results showed that rated municipal bonds were forty times less likely to default than corporate bonds. We therefore expect most municipal issuers will continue to honor their debt service obligations as they have in the past.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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    In short, our approach to the concerns about state and municipal finances is to do what we have always done, which is to use our team of credit analysts to conduct fundamental research on all of the securities we consider for purchase in the Fund -- a strategy that we believe is appropriate in any environment.

o   HOW DID THE MUNICIPAL PORTION OF THE FUND PERFORM?

    During the six months ending November 30, 2010, we slightly outperformed the 0.65% return of the Lipper General Municipal Debt Funds average. We believe the yield advantage from our focus on A and BBB rated bonds contributed to strong performance through the first five months of the reporting period. However, these bonds were also the hardest hit in the November sell-off.

    Our research-driven approach continues to add value, as the municipal portion of the Fund has outperformed the Lipper average over the six-month, one-year, and five-year periods.

o PLEASE DISCUSS THE PERFORMANCE OF THE STOCK MARKET IN GENERAL AND THE EQUITY PORTION OF THE FUND.

    The U.S. equity market delivered an outstanding performance during the past six months. The headline event of the reporting period occurred on August 27, 2010, when Federal Reserve Chairman Benjamin Bernanke announced that the central bank would increase the money supply to spur growth -- a policy known as quantitative easing. Seeing a suddenly reduced risk of a "double-dip" recession, a prospect that had weighed on the markets throughout the summer, investors quickly moved cash off the sidelines and into equities. Stocks roared higher throughout the autumn as a result, closing the reporting period with a robust return of 9.50%, as measured by the Index.

    In the equity portion of the portfolio, NTI strives to match the performance of the Index as closely as possible while at the same time seeking to limit capital gains. This strategy allows the portfolio

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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    to obtain tax efficient exposure to the equity market. NTI achieved this goal during the past six months, as the equity portfolio performed in line with the Index and all realized gains were offset with losses. Thus, the negative tax impact of realized capital gains on the overall portfolio's performance was minimized.

    We thank you for your continued investment in the Fund.

    As interest rates rise, existing bond prices fall.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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8  | USAA GROWTH AND TAX STRATEGY FUND

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FUND RECOGNITION

USAA GROWTH AND TAX STRATEGY FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 141 mixed-asset funds within the Lipper Mixed-Asset Target Allocation Moderate Funds category for the overall period ended November 30, 2010. The Fund received a Lipper Leader rating for Expense among 120 and 76 mixed-asset funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of November 30, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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                                                           FUND RECOGNITION |  9

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

--------------------------------------------------------------------------------
                                              11/30/10              5/31/10
--------------------------------------------------------------------------------
Net Assets                                 $146.3 Million        $144.3 Million
Net Asset Value Per Share                      $12.64                $12.28

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
 5/31/10 to 11/30/10*      1 Year                  5 Years             10 Years
         4.46%              6.67%                   1.85%                2.18%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD** AS OF 11/30/10                         EXPENSE RATIO***
--------------------------------------------------------------------------------
                  2.58%                                             0.88%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA GROWTH AND TAX STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS CAPITAL       LIPPER BALANCED                          USAA GROWTH AND
             MUNICIPAL BOND INDEX       FUNDS INDEX       COMPOSITE INDEX     TAX STRATEGY FUND     S&P 500 INDEX
11/30/00          $10,000.00            $10,000.00           $10,000.00          $10,000.00           $10,000.00
12/31/00           10,247.08             10,248.55            10,191.70           10,071.86            10,048.94
01/31/01           10,348.61             10,466.05            10,371.88           10,162.70            10,405.47
02/28/01           10,381.42             10,059.79             9,923.63            9,672.13             9,456.68
03/31/01           10,474.46              9,734.93             9,667.65            9,308.79             8,857.60
04/30/01           10,360.96             10,143.47             9,958.50            9,638.42             9,545.92
05/31/01           10,472.53             10,233.82            10,044.09            9,687.25             9,609.88
06/30/01           10,542.60             10,077.01             9,956.02            9,571.51             9,375.99
07/31/01           10,698.76             10,069.72             9,965.33            9,633.02             9,283.69
08/31/01           10,874.99              9,783.15             9,769.21            9,257.79             8,702.51
09/30/01           10,838.51              9,313.01             9,364.85            8,785.35             7,999.77
10/31/01           10,967.65              9,468.88             9,522.80            8,971.48             8,152.31
11/30/01           10,875.19              9,845.86             9,778.90            9,325.13             8,777.65
12/31/01           10,772.30              9,916.87             9,780.44            9,234.88             8,854.54
01/31/02           10,959.15              9,829.89             9,782.50            9,266.14             8,725.33
02/28/02           11,091.19              9,763.10             9,762.68            9,147.34             8,557.06
03/31/02           10,873.84              9,976.57             9,830.89            9,291.46             8,878.88
04/30/02           11,086.36              9,737.15             9,670.09            8,970.63             8,340.57
05/31/02           11,153.73              9,732.61             9,666.26            8,951.76             8,279.13
06/30/02           11,271.67              9,317.41             9,386.54            8,568.35             7,689.41
07/31/02           11,416.63              8,839.86             9,106.03            8,435.26             7,090.14
08/31/02           11,553.87              8,930.55             9,188.41            8,511.31             7,136.53
09/30/02           11,806.93              8,397.36             8,851.18            8,247.02             6,360.94
10/31/02           11,611.20              8,747.40             9,092.13            8,495.97             6,920.80
11/30/02           11,562.95              9,102.27             9,273.93            8,598.10             7,328.16
12/31/02           11,806.93              8,856.91             9,140.88            8,466.40             6,897.64
01/31/03           11,777.01              8,724.24             8,994.48            8,343.89             6,716.95
02/28/03           11,941.67              8,658.81             9,005.92            8,382.58             6,616.17
03/31/03           11,948.81              8,694.15             9,035.59            8,517.59             6,680.41
04/30/03           12,027.76              9,164.64             9,403.56            8,822.72             7,230.67
05/31/03           12,309.38              9,569.98             9,741.04            9,082.40             7,611.64
06/30/03           12,257.07              9,642.55             9,762.27            9,127.59             7,708.74
07/31/03           11,828.17              9,664.89             9,668.03            9,016.60             7,844.65
08/31/03           11,916.38              9,828.06             9,795.95            9,108.00             7,997.64
09/30/03           12,266.73              9,840.53             9,880.67            9,219.00             7,912.71
10/31/03           12,204.96             10,165.19            10,099.33            9,409.55             8,360.34
11/30/03           12,332.16             10,255.19            10,199.40            9,488.40             8,433.89
12/31/03           12,434.27             10,622.64            10,482.33            9,749.46             8,876.20
01/31/04           12,505.50             10,781.26            10,572.84            9,835.39             9,039.13
02/29/04           12,693.70             10,928.20            10,718.88            9,934.54             9,164.76
03/31/04           12,649.50             10,876.07            10,605.05            9,834.22             9,026.50
04/30/04           12,349.92             10,647.50            10,403.17            9,641.40             8,884.80
05/31/04           12,305.14             10,694.51            10,437.87            9,714.54             9,006.72
06/30/04           12,349.92             10,861.72            10,547.23            9,807.37             9,181.86
07/31/04           12,512.45             10,657.24            10,429.98            9,553.15             8,877.97
08/31/04           12,763.19             10,722.07            10,532.89            9,606.67             8,913.88
09/30/04           12,830.95             10,881.35            10,622.98            9,855.13             9,010.42
10/31/04           12,941.36             10,999.02            10,737.01           10,083.85             9,148.08
11/30/04           12,834.61             11,295.30            10,895.99           10,352.93             9,518.22
12/31/04           12,991.35             11,577.26            11,134.89           10,659.63             9,842.11
01/31/05           13,112.77             11,428.12            11,067.70           10,492.16             9,602.21
02/28/05           13,069.14             11,589.80            11,154.47           10,572.25             9,804.28
03/31/05           12,986.72             11,430.23            11,011.44           10,395.76             9,630.67
04/30/05           13,191.52             11,292.88            10,978.77           10,359.16             9,448.02
05/31/05           13,284.75             11,551.83            11,196.58           10,725.20             9,748.64
06/30/05           13,367.18             11,634.84            11,250.81           10,894.85             9,762.48
07/31/05           13,306.76             11,893.39            11,426.25           11,123.05            10,125.53
08/31/05           13,441.11             11,927.79            11,434.56           11,086.24            10,033.14
09/30/05           13,350.58             11,975.08            11,457.89           11,178.78            10,114.41
10/31/05           13,269.51             11,787.05            11,355.48           11,053.01             9,945.79
11/30/05           13,333.21             12,073.21            11,594.94           11,319.34            10,321.96
12/31/05           13,447.86             12,178.96            11,666.79           11,408.62            10,325.50
01/31/06           13,484.15             12,469.68            11,842.90           11,527.79            10,598.95
02/28/06           13,574.68             12,454.08            11,864.37           11,599.30            10,627.71
03/31/06           13,481.06             12,575.35            11,934.50           11,596.60            10,760.00
04/30/06           13,476.43             12,712.47            11,989.74           11,660.58            10,904.48
05/31/06           13,536.46             12,460.41            11,842.64           11,516.62            10,590.64
06/30/06           13,485.50             12,452.96            11,823.24           11,493.42            10,604.99
07/31/06           13,645.91             12,511.09            11,876.76           11,598.12            10,670.41
08/31/06           13,848.40             12,751.70            12,111.19           11,799.48            10,924.29
09/30/06           13,944.72             12,935.52            12,279.30           11,990.31            11,205.81
10/31/06           14,032.16             13,236.88            12,520.30           12,209.20            11,570.97
11/30/06           14,149.13             13,491.86            12,693.66           12,363.24            11,791.00
12/31/06           14,099.14             13,591.63            12,733.37           12,419.13            11,956.40
01/31/07           14,063.04             13,738.22            12,821.67           12,497.79            12,137.22
02/28/07           14,248.35             13,685.78            12,791.29           12,445.35            11,899.83
03/31/07           14,213.22             13,803.21            12,837.46           12,491.73            12,032.93
04/30/07           14,255.30             14,200.21            13,119.83           12,782.03            12,565.93
05/31/07           14,192.18             14,505.32            13,310.41           12,975.56            13,004.42
06/30/07           14,118.63             14,369.79            13,193.63           12,828.65            12,788.37
07/31/07           14,228.08             14,124.84            13,044.15           12,660.44            12,391.87
08/31/07           14,166.70             14,239.02            13,054.01           12,687.00            12,577.63
09/30/07           14,376.33             14,641.29            13,380.11           13,021.83            13,048.02
10/31/07           14,440.41             14,898.76            13,541.74           13,137.70            13,255.57
11/30/07           14,532.49             14,549.47            13,289.46           12,834.66            12,701.40
12/31/07           14,572.83             14,478.80            13,246.56           12,733.76            12,613.28
01/31/08           14,756.59             14,000.15            12,946.68           12,392.52            11,856.72
02/29/08           14,080.99             13,817.99            12,445.15           11,826.77            11,471.54
03/31/08           14,483.46             13,712.40            12,534.62           12,002.01            11,422.01
04/30/08           14,652.94             14,167.00            12,922.74           12,372.84            11,978.30
05/31/08           14,741.54             14,323.50            13,087.98           12,481.37            12,133.45
06/30/08           14,575.15             13,566.24            12,501.94           11,894.53            11,110.55
07/31/08           14,630.54             13,394.43            12,408.56           11,803.38            11,017.16
08/31/08           14,801.76             13,445.36            12,545.35           11,976.56            11,176.52
09/30/08           14,107.63             12,429.55            11,638.44           11,090.16            10,180.61
10/31/08           13,963.63             10,836.53            10,491.30            9,969.20             8,470.80
11/30/08           14,008.03             10,342.86            10,023.02            9,564.92             7,862.98
12/31/08           14,212.25             10,688.95            10,091.48            9,511.70             7,946.64
01/31/09           14,732.46             10,194.16             9,951.24            9,390.94             7,276.85
02/28/09           14,809.87              9,534.77             9,528.84            9,056.55             6,502.03
03/31/09           14,812.57             10,065.08             9,907.24            9,374.64             7,071.57
04/30/09           15,108.48             10,758.38            10,545.88            9,908.99             7,748.39
05/31/09           15,268.31             11,298.11            10,977.02           10,312.10             8,181.78
06/30/09           15,125.28             11,325.09            10,913.04           10,285.93             8,198.01
07/31/09           15,378.34             12,005.54            11,411.19           10,730.27             8,818.08
08/31/09           15,641.24             12,326.83            11,753.65           11,013.89             9,136.45
09/30/09           16,202.57             12,720.98            12,258.06           11,573.49             9,477.38
10/31/09           15,862.45             12,572.25            11,971.59           11,297.25             9,301.32
11/30/09           15,993.52             13,040.27            12,301.39           11,630.65             9,859.24
12/31/09           16,047.56             13,185.08            12,500.66           11,799.92            10,049.68
01/31/10           16,131.14             12,959.59            12,319.29           11,626.95             9,688.16
02/28/10           16,287.50             13,190.10            12,551.19           11,857.57             9,988.27
03/31/10           16,248.51             13,691.74            12,899.34           12,186.08            10,591.01
04/30/10           16,445.97             13,859.79            13,069.80           12,340.82            10,758.22
05/31/10           16,569.32             13,151.10            12,574.44           11,876.59             9,899.17
06/30/10           16,579.16             12,834.87            12,245.19           11,575.19             9,380.96
07/31/10           16,785.89             13,457.52            12,728.35           12,013.64            10,038.22
08/31/10           17,170.21             13,168.09            12,604.92           11,925.95             9,585.05
09/30/10           17,143.38             13,914.51            13,161.99           12,405.87            10,440.47
10/31/10           17,095.90             14,267.73            13,386.89           12,592.35            10,837.72
11/30/10           16,754.05             14,191.59            13,182.97           12,405.88            10,839.11

                                                   [END CHART]

                 Data from 11/30/00 to 11/30/10.

                 See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW | 11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/10
                                (% of Net Assets)

Integrated Oil & Gas .....................................................  3.4%
Pharmaceuticals ..........................................................  2.7%
Computer Hardware ........................................................  1.9%
Other Diversified Financial Services .....................................  1.6%
Systems Software .........................................................  1.5%
Integrated Telecommunication Services ....................................  1.4%
Aerospace & Defense ......................................................  1.4%
Soft Drinks ..............................................................  1.2%
Semiconductors ...........................................................  1.1%
Household Products .......................................................  1.1%

                         TOP 5 TAX-EXEMPT BOND HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Lewisville ...............................................................  3.8%
Hospital Finance Auth. ...................................................  2.8%
Houston Utility Systems ..................................................  2.1%
MTA ......................................................................  2.1%
El Paso ..................................................................  2.0%

                              TOP 5 EQUITY HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Exxon Mobil Corp. ........................................................  1.6%
Apple, Inc. ..............................................................  1.3%
International Business Machines Corp. ....................................  0.9%
Microsoft Corp. ..........................................................  0.9%
General Electric Co. .....................................................  0.8%

You will find a complete list of securities that the Fund owns on pages 15-36.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

TAX-EXEMPT BONDS                                                           50.8%
BLUE CHIP STOCKS                                                           49.1%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         1.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)      SECURITY                                                RATE       MATURITY        (000)
---------------------------------------------------------------------------------------------------
           TAX-EXEMPT SECURITIES (52.2%)

           TAX-EXEMPT BONDS (50.8%)

           ARIZONA (2.1%)
   $1,000  Pima County IDA                                         5.75%      9/01/2029    $  1,010
    2,250  Univ. Medical Center Corp.                              5.00       7/01/2035       2,077
                                                                                           --------
                                                                                              3,087
                                                                                           --------
           CALIFORNIA (0.6%)
    4,435   West Contra Costa USD (INS)                            5.05(a)    8/01/2034         839
                                                                                           --------
           COLORADO (1.7%)
    2,000  Regional Transportation District(b)                     5.38       6/01/2031       2,009
      500  Univ. of Colorado Hospital Auth.                        5.00      11/15/2037         472
                                                                                           --------
                                                                                              2,481
                                                                                           --------
           CONNECTICUT (1.9%)
    6,000  Mashantucket (Western) Pequot Tribe,
            acquired 9/21/1999; cost $5,583(c),(d)                 5.75       9/01/2027       2,756
                                                                                           --------
           FLORIDA (3.3%)
    2,000  Miami-Dade County                                       5.00      10/01/2034       2,008
    3,000  Orlando (INS)                                           5.13      11/01/2027       2,891
                                                                                           --------
                                                                                              4,899
                                                                                           --------
           INDIANA (3.8%)
    1,250  Finance Auth.                                           5.38      11/01/2032       1,281
      550  Health and Educational Facility Financing Auth.         5.25       2/15/2036         500
    1,000  Health and Educational Facility Financing Auth.         5.00       2/15/2039         937
    3,000  Rockport (INS)                                          4.63       6/01/2025       2,824
                                                                                           --------
                                                                                              5,542
                                                                                           --------
           KENTUCKY (0.7%)
    1,000  Economic Dev. Finance Auth. (INS)                       6.00      12/01/2033       1,058
                                                                                           --------
           LOUISIANA (1.3%)
      985  Local Government Environmental Facilities and
            Community Dev. Auth. (INS)                             6.55       9/01/2025       1,028
    1,000  Parish of St. John the Baptist                          5.13       6/01/2037         935
                                                                                           --------
                                                                                              1,963
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)      SECURITY                                                RATE       MATURITY        (000)
---------------------------------------------------------------------------------------------------
           MAINE (0.1%)
   $  100  Health and Higher Educational Facilities Auth. (INS)    5.75%      7/01/2030    $    101
                                                                                           --------
           MICHIGAN (4.8%)
    3,000  Hospital Finance Auth. (INS)                            5.00      11/15/2026       2,966
    4,000  Hospital Finance Auth.                                  6.25      10/01/2027       4,000
                                                                                           --------
                                                                                              6,966
                                                                                           --------
           MISSOURI (1.0%)
    1,500  Health and Educational Facility Financing Auth.         5.38       2/01/2035       1,418
                                                                                           --------
           NEW JERSEY (2.1%)
    2,000  EDA                                                     5.00       9/01/2033       2,046
    1,000  Middlesex County Improvement Auth.                      5.00       8/15/2023       1,014
                                                                                           --------
                                                                                              3,060
                                                                                           --------
           NEW MEXICO (1.3%)
    1,000  Farmington                                              4.88       4/01/2033         905
    1,000  Farmington                                              5.90       6/01/2040       1,018
                                                                                           --------
                                                                                              1,923
                                                                                           --------
           NEW YORK (8.6%)
    1,000  Dormitory Auth.                                         5.50       5/01/2037       1,020
    3,000  MTA                                                     5.00      11/15/2030       3,028
    1,000  New York City                                           5.25       8/15/2023       1,095
    1,500  New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025       1,552
    1,500  New York City Municipal Water Finance Auth.             5.00       6/15/2037       1,534
    2,000  New York City Trust for Cultural Resources              5.00      12/01/2039       2,012
    8,455  Oneida County IDA (INS)                                 4.65(a)    7/01/2035       2,369
                                                                                           --------
                                                                                             12,610
                                                                                           --------
           NORTH CAROLINA (0.8%)
    1,000  Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032       1,145
                                                                                           --------
           RHODE ISLAND (0.1%)
     205   Housing and Mortgage Finance Corp.                      6.85      10/01/2024         205
                                                                                           --------
           TENNESSEE (0.3%)
    2,000  Knox County Health, Educational and Housing
            Facilities Board                                       5.01(a)    1/01/2035         464
                                                                                           --------
           TEXAS (13.8%)
    3,000  El Paso (INS)                                           4.75       8/15/2033       3,008
    2,000  Hidalgo County Health Services Corp.                    5.00       8/15/2026       1,841
    3,000  Houston Utility Systems (INS)(e)                        5.13       5/15/2028       3,043
    5,675  Lewisville (INS)(e)                                     5.80       9/01/2025       5,553
    1,500  Manor ISD (NBGA)                                        5.00       8/01/2037       1,537
    2,000  Pflugerville (INS)                                      5.00       8/01/2028       2,038
    1,500  Public Finance Auth. (INS)                              5.00       2/15/2036       1,260

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                            COUPON                      VALUE
(000)      SECURITY                                                RATE       MATURITY        (000)
---------------------------------------------------------------------------------------------------
   $1,000  San Leanna Education Facilities Corp.                   4.75%      6/01/2032    $    860
    1,000  Transportation Commission                               4.50       4/01/2033         999
                                                                                           --------
                                                                                             20,139
                                                                                           --------
           WASHINGTON (1.5%)
    1,500  Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038       1,466
    1,000  Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023         724
                                                                                           --------
                                                                                              2,190
                                                                                           --------
           WEST VIRGINIA (1.0%)
    1,500  Pleasants County                                        5.25      10/15/2037       1,400
                                                                                           --------
           Total Tax-Exempt Bonds (cost: $78,948)                                            74,246
                                                                                           --------
           TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.4%)

           VARIABLE-RATE DEMAND NOTES (1.3%)

           ILLINOIS (1.3%)
    1,900  State (LIQ)                                             3.25      10/01/2033       1,900
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
           MONEY MARKET FUNDS (0.1%)
  162,292  SSgA Tax Free Money Market Fund, 0.00%(f),(h)                                        162
                                                                                           --------
           Total Tax-Exempt Money Market Instruments (cost: $2,062)                           2,062
                                                                                           --------
           Total Tax-Exempt Securities (cost: $81,010)                                       76,308
                                                                                           --------
           BLUE CHIP STOCKS (49.1%)

           CONSUMER DISCRETIONARY (5.4%)
           -----------------------------
           ADVERTISING (0.1%)
    2,760  Interpublic Group of Companies, Inc.*                                                 29
    1,760  Omnicom Group, Inc.                                                                   80
                                                                                           --------
                                                                                                109
                                                                                           --------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    2,260  Coach, Inc.                                                                          127
      420  Polo Ralph Lauren Corp.                                                               46
      650  VF Corp.                                                                              54
                                                                                           --------
                                                                                                227
                                                                                           --------
           APPAREL RETAIL (0.2%)
      700  Abercrombie & Fitch Co. "A"                                                           35
    3,440  Gap, Inc.                                                                             74
    1,450  Limited Brands, Inc.                                                                  49

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
      530  Ross Stores, Inc.                                                               $     34
    3,010  TJX Companies, Inc.                                                                  137
      200  Urban Outfitters, Inc.*                                                                8
                                                                                           --------
                                                                                                337
                                                                                           --------
           AUTO PARTS & EQUIPMENT (0.1%)
    4,660  Johnson Controls, Inc.                                                               170
                                                                                           --------
           AUTOMOBILE MANUFACTURERS (0.3%)
   23,431  Ford Motor Co.*                                                                      373
                                                                                           --------
           AUTOMOTIVE RETAIL (0.1%)
      610  AutoNation, Inc.*                                                                     16
      230  AutoZone, Inc.*                                                                       60
    1,540  CarMax, Inc.*                                                                         51
      820  O'Reilly Automotive, Inc.*                                                            49
                                                                                           --------
                                                                                                176
                                                                                           --------
           BROADCASTING (0.1%)
    5,340  CBS Corp. "B"                                                                         90
      640  Discovery Communications, Inc. "A"*                                                   26
                                                                                           --------
                                                                                                116
                                                                                           --------
           CABLE & SATELLITE (0.5%)
   17,042  Comcast Corp. "A"                                                                    341
    6,570  DIRECTV "A"*                                                                         273
      630  Scripps Networks Interactive "A"                                                      32
    1,899  Time Warner Cable, Inc.                                                              117
                                                                                           --------
                                                                                                763
                                                                                           --------
           CASINOS & GAMING (0.1%)
    2,360  International Game Technology                                                         36
      490  Wynn Resorts Ltd.                                                                     50
                                                                                           --------
                                                                                                 86
                                                                                           --------
           COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,720  Best Buy Co., Inc.                                                                   116
    1,040  GameStop Corp. "A"*                                                                   21
      970  RadioShack Corp.                                                                      18
                                                                                           --------
                                                                                                155
                                                                                           --------
           CONSUMER ELECTRONICS (0.0%)
      510  Harman International Industries, Inc.*                                                22
                                                                                           --------
           DEPARTMENT STORES (0.2%)
    1,870  J.C. Penney Co., Inc.                                                                 62
    2,160  Kohl's Corp.*                                                                        122
    2,970  Macy's, Inc.                                                                          76

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    1,300  Nordstrom, Inc.                                                                 $     56
      370  Sears Holdings Corp.*                                                                 24
                                                                                           --------
                                                                                                340
                                                                                           --------
           DISTRIBUTORS (0.0%)
    1,250  Genuine Parts Co.                                                                     60
                                                                                           --------
           EDUCATION SERVICES (0.0%)
      880  Apollo Group, Inc. "A"*                                                               30
      230  DeVry, Inc.                                                                           10
                                                                                           --------
                                                                                                 40
                                                                                           --------
           FOOTWEAR (0.2%)
    2,810  NIKE, Inc. "B"                                                                       242
                                                                                           --------
           GENERAL MERCHANDISE STORES (0.2%)
      600  Big Lots, Inc.*                                                                       19
    1,060  Family Dollar Stores, Inc.                                                            53
    4,590  Target Corp.                                                                         261
                                                                                           --------
                                                                                                333
                                                                                           --------
           HOME FURNISHINGS (0.0%)
    1,170  Leggett & Platt, Inc.                                                                 24
                                                                                           --------
           HOME IMPROVEMENT RETAIL (0.4%)
   10,010  Home Depot, Inc.                                                                     302
    9,580  Lowe's Companies, Inc.                                                               218
                                                                                           --------
                                                                                                520
                                                                                           --------
           HOMEBUILDING (0.0%)
    2,180  D.R. Horton, Inc.                                                                     22
      590  Lennar Corp. "A"                                                                       9
    2,550  Pulte Group, Inc.*                                                                    16
                                                                                           --------
                                                                                                 47
                                                                                           --------
           HOMEFURNISHING RETAIL (0.1%)
    2,050  Bed Bath & Beyond, Inc.*                                                              90
                                                                                           --------
           HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,990  Carnival Corp.                                                                       124
    1,776  Marriott International, Inc. "A"                                                      70
    1,480  Starwood Hotels & Resorts Worldwide, Inc.                                             84
    1,270  Wyndham Worldwide Corp.                                                               36
                                                                                           --------
                                                                                                314
                                                                                           --------
           HOUSEHOLD APPLIANCES (0.1%)
    1,253  Stanley Black & Decker, Inc.                                                          74
      570  Whirlpool Corp.                                                                       42
                                                                                           --------
                                                                                                116
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           HOUSEWARES & SPECIALTIES (0.1%)
    1,070  Fortune Brands, Inc.                                                            $     63
    2,180  Newell Rubbermaid, Inc.                                                               37
                                                                                           --------
                                                                                                100
                                                                                           --------
           INTERNET RETAIL (0.4%)
    2,370  Amazon.com, Inc.*                                                                    416
    1,630  Expedia, Inc.                                                                         43
      270  Priceline.com, Inc.*                                                                 106
                                                                                           --------
                                                                                                565
                                                                                           --------
           LEISURE PRODUCTS (0.1%)
    1,030  Hasbro, Inc.                                                                          49
    2,510  Mattel, Inc.                                                                          65
                                                                                           --------
                                                                                                114
                                                                                           --------
           MOTORCYCLE MANUFACTURERS (0.0%)
    1,720  Harley-Davidson, Inc.                                                                 54
                                                                                           --------
           MOVIES & ENTERTAINMENT (0.8%)
   15,930  News Corp. "A"                                                                       217
    7,553  Time Warner, Inc.                                                                    223
    4,590  Viacom, Inc. "B"                                                                     174
   13,485  Walt Disney Co.                                                                      492
                                                                                           --------
                                                                                              1,106
                                                                                           --------
           PHOTOGRAPHIC PRODUCTS (0.0%)
    2,140  Eastman Kodak Co.*                                                                    10
                                                                                           --------
           PUBLISHING (0.1%)
    1,870  Gannett Co., Inc.                                                                     24
    2,160  McGraw-Hill Companies, Inc.                                                           74
      260  Meredith Corp.                                                                         9
      870  New York Times Co. "A"*                                                                8
       50  Washington Post Co. "B"                                                               19
                                                                                           --------
                                                                                                134
                                                                                           --------
           RESTAURANTS (0.6%)
    7,750  McDonald's Corp.                                                                     607
    5,840  Starbucks Corp.                                                                      179
    3,020  Yum! Brands, Inc.                                                                    151
                                                                                           --------
                                                                                                937
                                                                                           --------
           SPECIALTY STORES (0.1%)
    2,060  Office Depot, Inc.*                                                                    9
    4,310  Staples, Inc.                                                                         95
      720  Tiffany & Co.                                                                         44
                                                                                           --------
                                                                                                148
                                                                                           --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           TIRES & RUBBER (0.0%)
    1,640  Goodyear Tire & Rubber Co.*                                                     $     16
                                                                                           --------
           Total Consumer Discretionary                                                       7,844
                                                                                           --------
           CONSUMER STAPLES (5.3%)
           -----------------------
           AGRICULTURAL PRODUCTS (0.1%)
    4,480  Archer-Daniels-Midland Co.                                                           130
                                                                                           --------
           BREWERS (0.0%)
      920  Molson Coors Brewing Co. "B"                                                          44
                                                                                           --------
           DISTILLERS & VINTNERS (0.0%)
      320  Brown-Forman Corp. "B"                                                                21
    1,440  Constellation Brands, Inc. "A"*                                                       29
                                                                                           --------
                                                                                                 50
                                                                                           --------
           DRUG RETAIL (0.4%)
    9,132  CVS Caremark Corp.                                                                   283
    6,730  Walgreen Co.                                                                         235
                                                                                           --------
                                                                                                518
                                                                                           --------
           FOOD DISTRIBUTORS (0.1%)
    3,950  Sysco Corp.                                                                          115
                                                                                           --------
           FOOD RETAIL (0.1%)
    3,770  Kroger Co.                                                                            89
    2,910  Safeway, Inc.                                                                         67
    1,660  SUPERVALU, Inc.                                                                       15
    1,070  Whole Foods Market, Inc.*                                                             50
                                                                                           --------
                                                                                                221
                                                                                           --------
           HOUSEHOLD PRODUCTS (1.1%)
      690  Clorox Co.                                                                            43
    3,610  Colgate-Palmolive Co.                                                                276
    2,590  Kimberly-Clark Corp.                                                                 160
   18,823  Procter & Gamble Co.                                                               1,150
                                                                                           --------
                                                                                              1,629
                                                                                           --------
           HYPERMARKETS & SUPER CENTERS (0.6%)
    2,290  Costco Wholesale Corp.                                                               155
   13,180  Wal-Mart Stores, Inc.                                                                713
                                                                                           --------
                                                                                                868
                                                                                           --------
           PACKAGED FOODS & MEAT (0.8%)
    1,300  Campbell Soup Co.                                                                     44
    3,500  ConAgra Foods, Inc.                                                                   75
    5,210  General Mills, Inc.                                                                  184
    2,115  H.J. Heinz Co.                                                                       102

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    1,160  Hershey Co.                                                                     $     54
      828  J.M. Smucker Co.                                                                      52
    1,750  Kellogg Co.                                                                           86
   11,340  Kraft Foods, Inc. "A"                                                                343
    1,040  McCormick & Co., Inc.                                                                 46
    1,371  Mead Johnson Nutrition Co.                                                            82
    5,070  Sara Lee Corp.                                                                        76
    1,730  Tyson Foods, Inc. "A"                                                                 28
                                                                                           --------
                                                                                              1,172
                                                                                           --------
           PERSONAL PRODUCTS (0.1%)
    2,890  Avon Products, Inc.                                                                   82
      770  Estee Lauder Companies, Inc. "A"                                                      58
                                                                                           --------
                                                                                                140
                                                                                           --------
           SOFT DRINKS (1.2%)
    2,560  Coca Cola Enterprises, Inc.                                                           62
   15,100  Coca-Cola Co.                                                                        954
    1,930  Dr. Pepper Snapple Group, Inc.                                                        71
   10,063  PepsiCo, Inc.                                                                        650
                                                                                           --------
                                                                                              1,737
                                                                                           --------
           TOBACCO (0.8%)
   14,000  Altria Group, Inc.                                                                   336
      875  Lorillard, Inc.                                                                       69
   12,500  Philip Morris International, Inc.                                                    711
    1,960  Reynolds American, Inc.                                                               61
                                                                                           --------
                                                                                              1,177
                                                                                           --------
           Total Consumer Staples                                                             7,801
                                                                                           --------
           ENERGY (5.8%)
           -------------
           COAL & CONSUMABLE FUELS (0.1%)
    1,680  CONSOL Energy, Inc.                                                                   71
      820  Massey Energy Co.                                                                     40
    1,910  Peabody Energy Corp.                                                                 112
                                                                                           --------
                                                                                                223
                                                                                           --------
           INTEGRATED OIL & GAS (3.4%)
   13,130  Chevron Corp.                                                                      1,063
   10,250  ConocoPhillips                                                                       617
   34,203  Exxon Mobil Corp.                                                                  2,379
    2,130  Hess Corp.                                                                           149
    3,790  Marathon Oil Corp.                                                                   127
    1,400  Murphy Oil Corp.                                                                      95
    6,250  Occidental Petroleum Corp.                                                           551
                                                                                           --------
                                                                                              4,981
                                                                                           --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           OIL & GAS DRILLING (0.1%)
      490  Diamond Offshore Drilling, Inc.                                                 $     32
      670  Helmerich & Payne, Inc.                                                               30
    2,180  Nabors Industries Ltd.*                                                               48
      890  Rowan Companies, Inc.*                                                                27
                                                                                           --------
                                                                                                137
                                                                                           --------
           OIL & GAS EQUIPMENT & SERVICES (1.0%)
    2,897  Baker Hughes, Inc.                                                                   151
    1,400  Cameron International Corp.*                                                          68
      890  FMC Technologies, Inc.*                                                               75
    5,260  Halliburton Co.                                                                      199
    3,080  National-Oilwell Varco, Inc.                                                         189
    9,482  Schlumberger Ltd.                                                                    733
                                                                                           --------
                                                                                              1,415
                                                                                           --------
           OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    3,330  Anadarko Petroleum Corp.                                                             214
    2,040  Apache Corp.                                                                         220
      740  Cabot Oil & Gas Corp.                                                                 26
    4,620  Chesapeake Energy Corp.                                                               97
    3,140  Denbury Resources, Inc.*                                                              57
    3,080  Devon Energy Corp.                                                                   217
    1,570  EOG Resources, Inc.                                                                  140
    1,190  EQT Corp.                                                                             48
      970  Noble Energy, Inc.                                                                    79
      900  Pioneer Natural Resources Co.                                                         72
    1,170  QEP Resources, Inc.                                                                   41
    1,070  Range Resources Corp.                                                                 45
    2,150  Southwestern Energy Co.*                                                              78
                                                                                           --------
                                                                                              1,334
                                                                                           --------
           OIL & GAS REFINING & MARKETING (0.1%)
      940  Sunoco, Inc.                                                                          37
    1,100  Tesoro Corp.*                                                                         18
    4,200  Valero Energy Corp.                                                                   82
                                                                                           --------
                                                                                                137
                                                                                           --------
           OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    2,770  El Paso Corp.                                                                         37
    4,910  Spectra Energy Corp.                                                                 117
    4,220  Williams Companies, Inc.                                                              96
                                                                                           --------
                                                                                                250
                                                                                           --------
           Total Energy                                                                       8,477
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           FINANCIALS (7.5%)
           -----------------
           ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    2,015  Ameriprise Financial, Inc.                                                      $    104
    8,395  Bank of New York Mellon Corp.                                                        227
      700  Federated Investors, Inc. "B"                                                         17
    1,110  Franklin Resources, Inc.                                                             127
    3,300  Invesco Ltd. ADR                                                                      72
    1,180  Janus Capital Group, Inc.                                                             12
    1,190  Legg Mason, Inc.                                                                      39
    1,480  Northern Trust Corp.(g)                                                               74
    3,380  State Street Corp.                                                                   146
    2,030  T. Rowe Price Group, Inc.                                                            118
                                                                                           --------
                                                                                                936
                                                                                           --------
           CONSUMER FINANCE (0.4%)
    8,030  American Express Co.                                                                 347
    3,560  Capital One Financial Corp.                                                          133
    3,520  Discover Financial Services                                                           64
    3,810  SLM Corp.*                                                                            44
                                                                                           --------
                                                                                                588
                                                                                           --------
           DIVERSIFIED BANKS (0.9%)
    1,300  Comerica, Inc.                                                                        47
   13,020  U.S. Bancorp                                                                         310
   33,640  Wells Fargo & Co.                                                                    915
                                                                                           --------
                                                                                              1,272
                                                                                           --------
           INSURANCE BROKERS (0.1%)
    1,550  Aon Corp.                                                                             62
    4,100  Marsh & McLennan Companies, Inc.                                                     103
                                                                                           --------
                                                                                                165
                                                                                           --------
           INVESTMENT BANKING & BROKERAGE (0.6%)
    6,650  Charles Schwab Corp.                                                                 100
      745  E Trade Financial Corp.*                                                              11
    3,550  Goldman Sachs Group, Inc.                                                            554
   10,160  Morgan Stanley                                                                       249
                                                                                           --------
                                                                                                914
                                                                                           --------
           LIFE & HEALTH INSURANCE (0.5%)
    3,280  AFLAC, Inc.                                                                          169
    2,199  Lincoln National Corp.                                                                53
    6,080  MetLife, Inc.                                                                        232
    2,260  Principal Financial Group, Inc.                                                       62
    2,745  Prudential Financial, Inc.                                                           139
      635  Torchmark Corp.                                                                       36

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    2,200  Unum Group                                                                      $     47
                                                                                           --------
                                                                                                738
                                                                                           --------
           MULTI-LINE INSURANCE (0.2%)
      870  American International Group, Inc.*                                                   36
      700  Assurant, Inc.                                                                        25
    3,680  Genworth Financial, Inc. "A"*                                                         43
    3,060  Hartford Financial Services Group, Inc.                                               68
    2,466  Loews Corp.                                                                           92
                                                                                           --------
                                                                                                264
                                                                                           --------
           MULTI-SECTOR HOLDINGS (0.0%)
    1,360  Leucadia National Corp.*                                                              35
                                                                                           --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   60,293  Bank of America Corp.                                                                660
  181,500  Citigroup, Inc.*                                                                     762
   25,729  JPMorgan Chase & Co.                                                                 962
                                                                                           --------
                                                                                              2,384
                                                                                           --------
           PROPERTY & CASUALTY INSURANCE (1.1%)
    1,670  ACE Ltd.                                                                              98
    3,880  Allstate Corp.                                                                       113
   11,088  Berkshire Hathaway, Inc. "B"*                                                        883
    2,570  Chubb Corp.                                                                          146
    1,280  Cincinnati Financial Corp.                                                            39
    3,990  Progressive Corp.                                                                     81
    3,530  Travelers Companies, Inc.                                                            191
    2,680  XL Group plc                                                                          53
                                                                                           --------
                                                                                              1,604
                                                                                           --------
           REAL ESTATE SERVICES (0.0%)
    1,830  CB Richard Ellis Group, Inc. "A"*                                                     35
                                                                                           --------
           REGIONAL BANKS (0.5%)
    4,990  BB&T Corp.                                                                           116
    5,810  Fifth Third Bancorp                                                                   69
    1,755  First Horizon National Corp.*                                                         17
    3,160  Huntington Bancshares, Inc.                                                           18
    6,900  KeyCorp                                                                               52
      660  M&T Bank Corp.                                                                        51
    2,090  Marshall & Ilsley Corp.                                                               10
    3,525  PNC Financial Services Group, Inc.                                                   190
    9,440  Regions Financial Corp.                                                               51
    3,920  SunTrust Banks, Inc.                                                                  91
    1,130  Zions Bancorp.                                                                        22
                                                                                           --------
                                                                                                687
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           REITs - DIVERSIFIED (0.1%)
    1,238  Vornado Realty Trust                                                            $    101
                                                                                           --------
           REITs - INDUSTRIAL (0.0%)
    3,785  ProLogis                                                                              49
                                                                                           --------
           REITs - OFFICE (0.1%)
    1,050  Boston Properties, Inc.                                                               88
                                                                                           --------
           REITs - RESIDENTIAL (0.1%)
      510  AvalonBay Communities, Inc.                                                           56
    2,215  Equity Residential Properties Trust                                                  111
                                                                                           --------
                                                                                                167
                                                                                           --------
           REITs - RETAIL (0.2%)
    3,190  Kimco Realty Corp.                                                                    53
    2,004  Simon Property Group, Inc.                                                           198
                                                                                           --------
                                                                                                251
                                                                                           --------
           REITs - SPECIALIZED (0.2%)
    1,880  HCP, Inc.                                                                             62
      940  Health Care REIT, Inc.                                                                43
    4,372  Host Hotels & Resorts, Inc.                                                           72
    1,180  Plum Creek Timber Co., Inc.                                                           43
      475  Public Storage                                                                        46
    1,230  Ventas, Inc.                                                                          63
                                                                                           --------
                                                                                                329
                                                                                           --------
           SPECIALIZED FINANCE (0.2%)
      530  CME Group, Inc.                                                                      153
      440  IntercontinentalExchange, Inc.*                                                       49
    1,370  Moody's Corp.                                                                         37
    1,120  NASDAQ OMX Group, Inc.*                                                               24
    1,910  NYSE Euronext                                                                         52
                                                                                           --------
                                                                                                315
                                                                                           --------
           THRIFTS & MORTGAGE FINANCE (0.1%)
    4,120  Hudson City Bancorp, Inc.                                                             47
    2,810  People's United Financial, Inc.                                                       35
                                                                                           --------
                                                                                                 82
                                                                                           --------
           Total Financials                                                                  11,004
                                                                                           --------
           HEALTH CARE (5.4%)
           ------------------
           BIOTECHNOLOGY (0.7%)
    6,650  Amgen, Inc.*                                                                         350
    1,610  Biogen Idec, Inc.*                                                                   103
    2,640  Celgene Corp.*                                                                       157

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
      550  Cephalon, Inc.*                                                                 $     35
    1,840  Genzyme Corp.*                                                                       131
    5,490  Gilead Sciences, Inc.*                                                               200
                                                                                           --------
                                                                                                976
                                                                                           --------
           HEALTH CARE DISTRIBUTORS (0.2%)
    2,160  AmerisourceBergen Corp.                                                               67
    2,620  Cardinal Health, Inc.                                                                 93
    1,750  McKesson Corp.                                                                       112
      720  Patterson Companies, Inc.                                                             21
                                                                                           --------
                                                                                                293
                                                                                           --------
           HEALTH CARE EQUIPMENT (0.8%)
    4,460  Baxter International, Inc.                                                           216
    1,650  Becton, Dickinson and Co.                                                            129
   11,850  Boston Scientific Corp.*                                                              76
      600  C.R. Bard, Inc.                                                                       51
    1,315  CareFusion Corp.*                                                                     30
    1,160  Hospira, Inc.*                                                                        65
      230  Intuitive Surgical, Inc.*                                                             60
    7,250  Medtronic, Inc.                                                                      243
    2,070  St. Jude Medical, Inc.*                                                               80
    1,770  Stryker Corp.                                                                         89
      830  Varian Medical Systems, Inc.*                                                         55
    1,460  Zimmer Holdings, Inc.*                                                                72
                                                                                           --------
                                                                                              1,166
                                                                                           --------
           HEALTH CARE FACILITIES (0.0%)
    3,330  Tenet Healthcare Corp.*                                                               14
                                                                                           --------
           HEALTH CARE SERVICES (0.4%)
      690  DaVita, Inc.*                                                                         50
    3,540  Express Scripts, Inc.*                                                               184
      795  Laboratory Corp. of America Holdings*                                                 65
    3,400  Medco Health Solutions, Inc.*                                                        209
      600  Quest Diagnostics, Inc.                                                               30
                                                                                           --------
                                                                                                538
                                                                                           --------
           HEALTH CARE SUPPLIES (0.0%)
    1,150  DENTSPLY International, Inc.                                                          35
                                                                                           --------
           HEALTH CARE TECHNOLOGY (0.0%)
      430  Cerner Corp.*                                                                         38
                                                                                           --------
           LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,439  Life Technologies Corp.*                                                              72
      810  PerkinElmer, Inc.                                                                     19

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    3,000  Thermo Fisher Scientific, Inc.*                                                 $    152
      690  Waters Corp.*                                                                         53
                                                                                           --------
                                                                                                296
                                                                                           --------
           MANAGED HEALTH CARE (0.4%)
    2,450  Aetna, Inc.                                                                           73
    2,180  CIGNA Corp.                                                                           80
    1,170  Coventry Health Care, Inc.*                                                           30
    1,210  Humana, Inc.*                                                                         68
    7,150  UnitedHealth Group, Inc.                                                             261
    2,680  WellPoint, Inc.*                                                                     149
                                                                                           --------
                                                                                                661
                                                                                           --------
           PHARMACEUTICALS (2.7%)
   10,420  Abbott Laboratories                                                                  485
    2,250  Allergan, Inc.                                                                       149
   10,116  Bristol-Myers Squibb Co.                                                             255
    6,810  Eli Lilly and Co.                                                                    229
    2,240  Forest Laboratories, Inc.*                                                            72
   17,740  Johnson & Johnson                                                                  1,092
    1,630  King Pharmaceuticals, Inc.*                                                           23
   19,883  Merck & Co., Inc.                                                                    685
    2,210  Mylan, Inc.*                                                                          43
   54,884  Pfizer, Inc.                                                                         894
      840  Watson Pharmaceuticals, Inc.*                                                         41
                                                                                           --------
                                                                                              3,968
                                                                                           --------
           Total Health Care                                                                  7,985
                                                                                           --------
           INDUSTRIALS (5.3%)
           ------------------
           AEROSPACE & DEFENSE (1.4%)
    4,890  Boeing Co.                                                                           312
    2,560  General Dynamics Corp.                                                               169
      900  Goodrich Corp.                                                                        77
    5,190  Honeywell International, Inc.                                                        258
    1,240  ITT Corp.                                                                             57
      490  L-3 Communications Holdings, Inc.                                                     35
    1,990  Lockheed Martin Corp.                                                                135
    1,330  Northrop Grumman Corp.                                                                82
    1,010  Precision Castparts Corp.                                                            139
    2,985  Raytheon Co.                                                                         138
    1,230  Rockwell Collins, Inc.                                                                69
    6,650  United Technologies Corp.                                                            501
                                                                                           --------
                                                                                              1,972
                                                                                           --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           AIR FREIGHT & LOGISTICS (0.6%)
    1,230  C.H. Robinson Worldwide, Inc.                                                   $     91
    1,160  Expeditors International of Washington, Inc.                                          61
    2,460  FedEx Corp.                                                                          224
    6,160  United Parcel Service, Inc. "B"                                                      432
                                                                                           --------
                                                                                                808
                                                                                           --------
           AIRLINES (0.0%)
    4,400  Southwest Airlines Co.                                                                58
                                                                                           --------
           BUILDING PRODUCTS (0.0%)
    2,820  Masco Corp.                                                                           31
                                                                                           --------
           COMMERCIAL PRINTING (0.0%)
    1,460  R.R. Donnelley & Sons Co.                                                             23
                                                                                           --------
           CONSTRUCTION & ENGINEERING (0.1%)
    1,240  Fluor Corp.                                                                           71
      700  Jacobs Engineering Group, Inc.*                                                       27
    1,410  Quanta Services, Inc.*                                                                25
                                                                                           --------
                                                                                                123
                                                                                           --------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    4,145  Caterpillar, Inc.                                                                    351
    1,580  Cummins, Inc.                                                                        153
    3,070  Deere & Co.                                                                          229
    2,572  PACCAR, Inc.                                                                         139
                                                                                           --------
                                                                                                872
                                                                                           --------
           DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,040  Cintas Corp.                                                                          28
    1,360  Iron Mountain, Inc.                                                                   30
                                                                                           --------
                                                                                                 58
                                                                                           --------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    5,060  Emerson Electric Co.                                                                 279
    1,110  Rockwell Automation, Inc.                                                             73
                                                                                           --------
                                                                                                352
                                                                                           --------
           ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526  Republic Services, Inc.                                                               71
      380  Stericycle, Inc.*                                                                     28
    3,095  Waste Management, Inc.                                                               106
                                                                                           --------
                                                                                                205
                                                                                           --------
           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750  Robert Half International, Inc.                                                       21
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           INDUSTRIAL CONGLOMERATES (1.1%)
    4,650  3M Co.                                                                          $    391
   74,230  General Electric Co.                                                               1,175
    2,070  Textron, Inc.                                                                         46
                                                                                           --------
                                                                                              1,612
                                                                                           --------
           INDUSTRIAL MACHINERY (0.5%)
    3,670  Danaher Corp.                                                                        159
    1,320  Dover Corp.                                                                           72
    1,210  Eaton Corp.                                                                          117
      440  Flowserve Corp.                                                                       46
    3,390  Illinois Tool Works, Inc.                                                            161
    1,360  Ingersoll-Rand plc                                                                    56
      850  Pall Corp.                                                                            39
    1,120  Parker-Hannifin Corp.                                                                 90
      320  Snap-On, Inc.                                                                         17
                                                                                           --------
                                                                                                757
                                                                                           --------
           OFFICE SERVICES & SUPPLIES (0.1%)
      660  Avery Dennison Corp.                                                                  25
    1,640  Pitney Bowes, Inc.                                                                    36
                                                                                           --------
                                                                                                 61
                                                                                           --------
           RAILROADS (0.4%)
    2,990  CSX Corp.                                                                            182
    1,150  Norfolk Southern Corp.                                                                69
    3,850  Union Pacific Corp.                                                                  347
                                                                                           --------
                                                                                                598
                                                                                           --------
           RESEARCH & CONSULTING SERVICES (0.0%)
      400  Dun & Bradstreet Corp.                                                                30
      720  Equifax, Inc.                                                                         25
                                                                                           --------
                                                                                                 55
                                                                                           --------
           TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930  Fastenal Co.                                                                          50
      480  W.W. Grainger, Inc.                                                                   60
                                                                                           --------
                                                                                                110
                                                                                           --------
           TRUCKING (0.0%)
      410  Ryder System, Inc.                                                                    18
                                                                                           --------
           Total Industrials                                                                  7,734
                                                                                           --------
           INFORMATION TECHNOLOGY (9.4%)
           -----------------------------
           APPLICATION SOFTWARE (0.3%)
    3,640  Adobe Systems, Inc.*                                                                 101
    1,760  Autodesk, Inc.*                                                                       62

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    1,240  Citrix Systems, Inc.*                                                           $     82
    1,730  Compuware Corp.*                                                                      18
    1,910  Intuit, Inc.*                                                                         86
      640  Salesforce.com, Inc.*                                                                 89
                                                                                           --------
                                                                                                438
                                                                                           --------
           COMMUNICATIONS EQUIPMENT (1.1%)
   36,645  Cisco Systems, Inc.*                                                                 702
      980  Harris Corp.                                                                          43
    1,770  JDS Uniphase Corp.*                                                                   21
    3,970  Juniper Networks, Inc.*                                                              135
   15,930  Motorola, Inc.*                                                                      122
   11,500  QUALCOMM, Inc.                                                                       538
    2,800  Tellabs, Inc.                                                                         18
                                                                                           --------
                                                                                              1,579
                                                                                           --------
           COMPUTER HARDWARE (1.9%)
    6,260  Apple, Inc.*                                                                       1,948
   11,380  Dell, Inc.*                                                                          150
   16,340  Hewlett-Packard Co.                                                                  685
                                                                                           --------
                                                                                              2,783
                                                                                           --------
           COMPUTER STORAGE & PERIPHERALS (0.4%)
   14,680  EMC Corp.*                                                                           316
      620  Lexmark International, Inc. "A"*                                                      23
    2,010  NetApp, Inc.*                                                                        102
    1,600  SanDisk Corp.*                                                                        71
      950  Western Digital Corp.*                                                                32
                                                                                           --------
                                                                                                544
                                                                                           --------
           DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    3,750  Automatic Data Processing, Inc.                                                      167
    1,130  Computer Sciences Corp.                                                               50
    1,180  Fidelity National Information Services, Inc.                                          32
    1,200  Fiserv, Inc.*                                                                         66
      590  MasterCard, Inc. "A"                                                                 140
    1,630  Paychex, Inc.                                                                         47
    1,540  Total System Services, Inc.                                                           23
    3,240  Visa, Inc. "A"                                                                       239
    4,055  Western Union Co.                                                                     72
                                                                                           --------
                                                                                                836
                                                                                           --------
           ELECTRONIC COMPONENTS (0.2%)
    1,270  Amphenol Corp. "A"                                                                    64
   10,490  Corning, Inc.                                                                        185
                                                                                           --------
                                                                                                249
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,400  Agilent Technologies, Inc.*                                                     $     84
    1,020  FLIR Systems, Inc.*                                                                   27
                                                                                           --------
                                                                                                111
                                                                                           --------
           ELECTRONIC MANUFACTURING SERVICES (0.0%)
    1,520  Jabil Circuit, Inc.                                                                   23
    1,060  Molex, Inc.                                                                           22
                                                                                           --------
                                                                                                 45
                                                                                           --------
           HOME ENTERTAINMENT SOFTWARE (0.0%)
      950  Electronic Arts, Inc.*                                                                14
                                                                                           --------
           INTERNET SOFTWARE & SERVICES (1.0%)
    1,250  Akamai Technologies, Inc.*                                                            65
    7,760  eBay, Inc.*                                                                          226
    1,660  Google, Inc. "A"*                                                                    922
      960  Monster Worldwide, Inc.*                                                              22
    1,430  VeriSign, Inc.*                                                                       49
    9,050  Yahoo!, Inc.*                                                                        143
                                                                                           --------
                                                                                              1,427
                                                                                           --------
           IT CONSULTING & OTHER SERVICES (1.0%)
    2,120  Cognizant Technology Solutions Corp. "A"*                                            138
    8,930  International Business Machines Corp.                                              1,263
      380  SAIC, Inc.*                                                                            6
    1,255  Teradata Corp.*                                                                       51
                                                                                           --------
                                                                                              1,458
                                                                                           --------
           OFFICE ELECTRONICS (0.1%)
    9,493  Xerox Corp.                                                                          109
                                                                                           --------
           SEMICONDUCTOR EQUIPMENT (0.1%)
    6,850  Applied Materials, Inc.                                                               85
      990  KLA-Tencor Corp.                                                                      36
      180  MEMC Electronic Materials, Inc.*                                                       2
      750  Novellus Systems, Inc.*                                                               23
    1,340  Teradyne, Inc.*                                                                       16
                                                                                           --------
                                                                                                162
                                                                                           --------
           SEMICONDUCTORS (1.1%)
    4,440  Advanced Micro Devices, Inc.*                                                         32
    2,070  Altera Corp.                                                                          73
    2,340  Analog Devices, Inc.                                                                  83
    3,170  Broadcom Corp. "A"                                                                   141
      190  First Solar, Inc.*                                                                    23
   36,670  Intel Corp.                                                                          775

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    1,440  Linear Technology Corp.                                                         $     47
    5,130  LSI Corp.*                                                                            29
    1,370  Microchip Technology, Inc.                                                            46
    6,140  Micron Technology, Inc.*                                                              45
    1,660  National Semiconductor Corp.                                                          22
    3,860  NVIDIA Corp.*                                                                         53
    8,770  Texas Instruments, Inc.                                                              279
    1,740  Xilinx, Inc.                                                                          47
                                                                                           --------
                                                                                              1,695
                                                                                           --------
           SYSTEMS SOFTWARE (1.5%)
    1,425  BMC Software, Inc.*                                                                   63
    2,680  CA, Inc.                                                                              61
      540  McAfee, Inc.*                                                                         25
   49,095  Microsoft Corp.                                                                    1,238
    2,630  Novell, Inc.*                                                                         16
   27,217  Oracle Corp.                                                                         736
      620  Red Hat, Inc.*                                                                        27
    5,450  Symantec Corp.*                                                                       92
                                                                                           --------
                                                                                              2,258
                                                                                           --------
           Total Information Technology                                                      13,708
                                                                                           --------
           MATERIALS (1.8%)
           ----------------
           ALUMINUM (0.1%)
    8,010  Alcoa, Inc.                                                                          105
                                                                                           --------
           CONSTRUCTION MATERIALS (0.0%)
    1,000  Vulcan Materials Co.                                                                  40
                                                                                           --------
           DIVERSIFIED CHEMICALS (0.5%)
    7,800  Dow Chemical Co.                                                                     243
    6,240  E.I. du Pont de Nemours & Co.                                                        293
      470  Eastman Chemical Co.                                                                  37
    1,260  PPG Industries, Inc.                                                                  98
                                                                                           --------
                                                                                                671
                                                                                           --------
           DIVERSIFIED METALS & MINING (0.2%)
    2,981  Freeport-McMoRan Copper & Gold, Inc.                                                 302
      510  Titanium Metals Corp.*                                                                 9
                                                                                           --------
                                                                                                311
                                                                                           --------
           FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410  CF Industries Holdings, Inc.                                                          50
    3,810  Monsanto Co.                                                                         228
                                                                                           --------
                                                                                                278
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
           FOREST PRODUCTS (0.0%)
    3,597  Weyerhaeuser Co.                                                                $     60
                                                                                           --------
           GOLD (0.1%)
    3,220  Newmont Mining Corp.                                                                 189
                                                                                           --------
           INDUSTRIAL GASES (0.2%)
    1,525  Air Products & Chemicals, Inc.                                                       132
    2,250  Praxair, Inc.                                                                        207
                                                                                           --------
                                                                                                339
                                                                                           --------
           METAL & GLASS CONTAINERS (0.1%)
      690  Ball Corp.                                                                            45
    1,290  Owens-Illinois, Inc.*                                                                 35
                                                                                           --------
                                                                                                 80
                                                                                           --------
           PAPER PACKAGING (0.0%)
      740  Bemis Co., Inc.                                                                       23
    1,250  Sealed Air Corp.                                                                      29
                                                                                           --------
                                                                                                 52
                                                                                           --------
           PAPER PRODUCTS (0.1%)
    3,430  International Paper Co.                                                               86
    1,340  MeadWestvaco Corp.                                                                    33
                                                                                           --------
                                                                                                119
                                                                                           --------
           SPECIALTY CHEMICALS (0.2%)
    1,530  Ecolab, Inc.                                                                          73
      570  International Flavors & Fragrances, Inc.                                              30
      720  Sherwin-Williams Co.                                                                  54
      950  Sigma-Aldrich Corp.                                                                   60
                                                                                           --------
                                                                                                217
                                                                                           --------
           STEEL (0.1%)
      870  AK Steel Holding Corp.                                                                12
      190  Allegheny Technologies, Inc.                                                          10
      600  Cliffs Natural Resources, Inc.                                                        41
    2,370  Nucor Corp.                                                                           89
      970  United States Steel Corp.                                                             47
                                                                                           --------
                                                                                                199
                                                                                           --------
           Total Materials                                                                    2,660
                                                                                           --------
           TELECOMMUNICATION SERVICES (1.5%)
           ---------------------------------
           INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   39,700  AT&T, Inc.                                                                         1,103
    2,041  CenturyLink, Inc.                                                                     88

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    6,789  Frontier Communications Corp.                                                   $     62
    9,800  Qwest Communications International, Inc.                                              69
   18,985  Verizon Communications, Inc.                                                         608
    3,796  Windstream Corp.                                                                      49
                                                                                           --------
                                                                                              1,979
                                                                                           --------
           WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,140  American Tower Corp. "A"*                                                            108
    2,000  MetroPCS Communications, Inc.*                                                        24
   23,380  Sprint Nextel Corp.*                                                                  89
                                                                                           --------
                                                                                                221
                                                                                           --------
           Total Telecommunication Services                                                   2,200
                                                                                           --------
           UTILITIES (1.7%)
           ----------------
           ELECTRIC UTILITIES (0.9%)
    1,320  Allegheny Energy, Inc.                                                                30
    3,230  American Electric Power Co., Inc.                                                    115
    8,194  Duke Energy Corp.                                                                    144
    1,730  Edison International                                                                  64
    1,300  Entergy Corp.                                                                         93
    5,025  Exelon Corp.                                                                         198
    2,320  FirstEnergy Corp.                                                                     81
    3,250  NextEra Energy, Inc.                                                                 165
    1,380  Northeast Utilities                                                                   43
    1,750  Pepco Holdings, Inc.                                                                  32
      850  Pinnacle West Capital Corp.                                                           34
    2,100  PPL Corp.                                                                             53
    2,080  Progress Energy, Inc.                                                                 91
    5,510  Southern Co.                                                                         208
                                                                                           --------
                                                                                              1,351
                                                                                           --------
           GAS UTILITIES (0.0%)
      330  Nicor, Inc.                                                                           14
      730  ONEOK, Inc.                                                                           38
                                                                                           --------
                                                                                                 52
                                                                                           --------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    5,250  AES Corp.*                                                                            57
    1,520  Constellation Energy Group, Inc.                                                      43
      550  NRG Energy, Inc.*                                                                     10
                                                                                           --------
                                                                                                110
                                                                                           --------
           MULTI-UTILITIES (0.7%)
    1,840  Ameren Corp.                                                                          53
    2,760  CenterPoint Energy, Inc.                                                              43

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES  SECURITY                                                                           (000)
---------------------------------------------------------------------------------------------------
    1,990  Consolidated Edison, Inc.                                                       $     96
    3,960  Dominion Resources, Inc.                                                             165
      920  DTE Energy Co.                                                                        41
      601  Integrys Energy Group, Inc.                                                           29
    2,170  NiSource, Inc.                                                                        36
    2,630  PG&E Corp.                                                                           123
    3,390  Public Service Enterprise Group, Inc.                                                105
      880  SCANA Corp.                                                                           36
    1,760  Sempra Energy                                                                         88
    1,670  TECO Energy, Inc.                                                                     28
      870  Wisconsin Energy Corp.                                                                52
    3,090  Xcel Energy, Inc.                                                                     73
                                                                                           --------
                                                                                                968
                                                                                           --------
           Total Utilities                                                                    2,481
                                                                                           --------
           Total Blue Chip Stocks (cost: $50,480)                                            71,894
                                                                                           --------

           TOTAL INVESTMENTS (COST: $131,490)                                              $148,202
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                       (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                         $     -              $74,246              $-      $ 74,246
Tax-Exempt Money
 Market Instruments:
 Variable-Rate Demand Notes                    -                1,900               -         1,900
 Money Market Funds                          162                    -               -           162
Blue Chip Stocks                          71,894                    -               -        71,894
---------------------------------------------------------------------------------------------------
Total                                    $72,056              $76,146              $-      $148,202
---------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

            Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR      American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
   EDA      Economic Development Authority
   IDA      Industrial Development Authority/Agency
   ISD      Independent School District
   MTA      Metropolitan Transportation Authority
   PRE      Prerefunded to a date prior to maturity
   REIT     Real estate investment trust
   USD      Unified School District

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) At November 30, 2010, the aggregate market value of securities purchased on a when-issued basis was $2,009,000.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

       occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2010, was $2,756,000, which represented 1.9% of the Fund's net assets.

   (e) At November 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (f) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

   (g) Northern Trust Corp. is the parent of Northern Trust Investments, Inc. which is the subadviser of the Fund.

   (h) Represents less than 0.01%.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $131,490)         $148,202
  Cash                                                                        38
  Receivables:
      Capital shares sold                                                     27
      Dividends and interest                                               1,134
                                                                        --------
          Total assets                                                   149,401
                                                                        --------
LIABILITIES
  Payables:
      Securities purchased                                                 2,969
      Capital shares redeemed                                                 71
  Accrued management fees                                                     56
  Accrued transfer agent's fees                                                1
  Other accrued expenses and payables                                         46
                                                                        --------
          Total liabilities                                                3,143
                                                                        --------
              Net assets applicable to capital shares outstanding       $146,258
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $147,486
  Accumulated undistributed net investment income                            710
  Accumulated net realized loss on investments                           (18,650)
  Net unrealized appreciation of investments                              16,712
                                                                        --------
              Net assets applicable to capital shares outstanding       $146,258
                                                                        ========
  Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        11,575
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  12.64
                                                                        ========

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                              $  770
   Interest                                                                1,965
                                                                          ------
          Total income                                                     2,735
                                                                          ------
EXPENSES
   Management fees                                                           329
   Administration and servicing fees                                         110
   Transfer agent's fees                                                      94
   Custody and accounting fees                                                47
   Postage                                                                     2
   Shareholder reporting fees                                                  8
   Trustees' fees                                                              5
   Registration fees                                                          17
   Professional fees                                                          31
   Other                                                                       4
                                                                          ------
          Total expenses                                                     647
                                                                          ------
NET INVESTMENT INCOME                                                      2,088
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
AND AFFILIATED TRANSACTIONS (NOTE 7)
   Net realized gain on:
       Unaffiliated transactions                                              82
       Affiliated transactions                                                 4
   Change in net unrealized appreciation/depreciation                      4,141
                                                                          ------
          Net realized and unrealized gain                                 4,227
                                                                          ------
   Increase in net assets resulting from operations                       $6,315
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                                   11/30/2010       5/31/2010
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $  2,088        $  4,403
  Net realized gain (loss) on investments                                  86          (1,793)
  Change in net unrealized appreciation/depreciation of
     investments                                                        4,141          17,308
                                                                     ------------------------
     Increase in net assets resulting from operations                   6,315          19,918
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (2,131)         (4,460)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                             5,485          10,563
  Reinvested dividends                                                  2,000           4,163
  Cost of shares redeemed                                              (9,662)        (18,740)
                                                                     ------------------------
     Decrease in net assets from capital share transactions            (2,177)         (4,014)
                                                                     ------------------------
  Net increase in net assets                                            2,007          11,444

NET ASSETS
  Beginning of period                                                 144,251         132,807
                                                                     ------------------------
  End of period                                                      $146,258        $144,251
                                                                     ========================
Accumulated undistributed net investment income:
  End of period                                                      $    710        $    753
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                             440             871
  Shares issued for dividends reinvested                                  161             348
  Shares redeemed                                                        (773)         (1,550)
                                                                     ------------------------
     Decrease in shares outstanding                                      (172)           (331)
                                                                     ========================

See accompanying notes to financial statements.

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

        duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds, which are valued based on methods discussed in Note 1A4, and variable rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,969,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2010, the Fund had capital loss carryovers of $18,587,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2015 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

           CAPITAL LOSS CARRYOVERS
----------------------------------------------
 EXPIRES                             BALANCE
---------                          -----------
  2015                             $   833,000
  2017                               6,222,000
  2018                              11,532,000
                                   -----------
                        Total      $18,587,000
                                   ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $8,060,000 and $10,325,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $22,830,000 and $6,118,000, respectively, resulting in net unrealized apepreciation of $16,712,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to the performance of a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Composite Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $329,000, which included a (0.05)% performance adjustment of $(37,000).

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, Inc. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2010, the Manager incurred subadvisory fees, paid or payable to NTI, of $65,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $110,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $94,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                               COST TO             NET REALIZED
      SELLER               PURCHASER          PURCHASER           GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Growth and           USAA Long
  Tax Strategy Fund         Term Fund        $1,004,000               $4,000

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           NOVEMBER 30,                    YEAR ENDED MAY 31,
                           -------------------------------------------------------------------------
                               2010           2010        2009        2008         2007         2006
                           -------------------------------------------------------------------------
Net asset value at
 beginning of period       $  12.28       $  11.00    $  13.80    $  14.75     $  14.40     $  14.65
                           -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income          .18            .37         .40         .40          .38          .36
 Net realized and
  unrealized gain (loss)        .36           1.28       (2.80)       (.96)        1.37          .71
                           -------------------------------------------------------------------------
Total from investment
 operations                     .54           1.65       (2.40)       (.56)        1.75         1.07
                           -------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.18)          (.37)       (.40)       (.39)        (.39)        (.34)
 Realized capital gains           -              -           -           -        (1.01)        (.98)
                           -------------------------------------------------------------------------
Total distributions            (.18)          (.37)       (.40)       (.39)       (1.40)       (1.32)
                           -------------------------------------------------------------------------
Net asset value at end
 of period                 $  12.64       $  12.28    $  11.00    $  13.80     $  14.75     $  14.40
                           =========================================================================

Total return (%)*              4.46          15.17(b)   (17.38)      (3.81)       12.67(a)      7.38
Net assets at end
 of period (000)           $146,258       $144,251    $132,807    $180,200     $201,778     $191,755
Ratios to average
 net assets:**
 Expenses (%)(c)                .88(d)         .88(b)      .90         .89          .91(a)       .83

 Net investment income (%)     2.85(d)        3.06        3.46        2.80         2.66         2.44
Portfolio turnover (%)            6             18          25          38           37          111

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended November 30, 2010, average net assets were $146,044,000.
(a)  For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b)  During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
     The Fund's expenses paid indirectly decreased the expense ratios as follows:
                              (0.00%)(+)      (.00%)(+)   (.00%)(+)   (.00%)(+)     (00%)(+)    (.01%)
     (+) Represents less than 0.01% of average net assets.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                 BEGINNING           ENDING            DURING PERIOD*
                               ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2010 -
                                JUNE 1, 2010    NOVEMBER 30, 2010    NOVEMBER 30, 2010
                               -------------------------------------------------------
Actual                           $1,000.00          $1,044.60              $4.51

Hypothetical
 (5% return before expenses)      1,000.00           1,020.66               4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.46% for the six-month period of June 1, 2010, through November 30, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
at USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.

--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   27801-0111                                (C)2011, USAA. All rights reserved.



   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.